Portfolio of Investments

September 30, 2019 (unaudited)

EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 5.8%
Cochlear Ltd.	93,034	$13,092,175
SEEK Ltd.	458,389	6,649,112
Treasury Wine Estates Ltd.	640,524	8,039,780
		27,781,067
DENMARK — 2.1%
Novozymes A/S, B Shares	237,878	10,005,411

FINLAND — 1.6%
Kone Oyj, B Shares	134,424	7,650,151

FRANCE — 2.3%
Legrand SA	156,833	11,188,022

GERMANY — 6.9%
adidas AG	26,217	8,162,541
Bechtle AG	68,459	6,967,491
Infineon Technologies AG	437,798	7,865,835
Zalando SE*	222,029	10,137,700
		33,133,567
HONG KONG — 5.9%
AIA Group Ltd.	1,606,400	15,150,039
Jardine Matheson Holdings Ltd.	74,400	3,981,679
Jardine Strategic Holdings Ltd.	106,900	3,197,533
Techtronic Industries Co., Ltd.	846,500	5,891,803
		28,221,054
IRELAND — 1.6%
Kingspan Group PLC	158,017	7,715,960

JAPAN — 25.6%
Denso Corp.	146,100	6,455,781
Kakaku.com, Inc.	349,500	8,633,860
Kao Corp.	119,200	8,841,891
Keyence Corp.	8,500	5,290,877
MS&AD Insurance Group Holdings, Inc.	369,600	12,013,537
Murata Manufacturing Co., Ltd.	99,000	4,798,286
Nidec Corp.	52,900	7,163,798
Olympus Corp.	795,500	10,777,347
Pigeon Corp.	119,900	4,964,685
Shimano, Inc.	73,300	11,075,921
Shiseido Co., Ltd.	177,400	14,237,976
SMC Corp.	28,200	12,121,154
SoftBank Group Corp.	156,300	6,167,665
Sugi Holdings Co., Ltd.	53,700	2,914,319
Sysmex Corp.	98,600	6,624,171
		122,081,268

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
NETHERLANDS — 2.8%
ASML Holding NV	52,860	$13,110,036

NEW ZEALAND — 1.1%
Ryman Healthcare Ltd.	616,942	5,127,518

PORTUGAL — 2.0%
Jeronimo Martins SGPS SA	570,294	9,617,252

SINGAPORE — 2.3%
United Overseas Bank Ltd.	579,689	10,773,529

SPAIN — 2.5%
Industria de Diseno Textil SA	380,664	11,780,672

SWEDEN — 8.0%
Atlas Copco AB, A Shares	320,072	9,856,024
Atlas Copco AB, B Shares	35,100	950,475
Avanza Bank Holding AB	638,813	5,198,633
Epiroc AB, A Shares	260,741	2,823,864
Epiroc AB, B Shares	267,474	2,760,223
Investor AB, B Shares	226,945	11,083,373
Nibe Industrier AB, B Shares	451,638	5,724,501
		38,397,093
SWITZERLAND — 4.6%
Compagnie Financiere Richemont SA	137,102	10,047,610
Schindler Holding AG	48,743	10,908,064
u-blox Holding AG*	14,339	1,035,339
		21,991,013
UNITED KINGDOM — 17.8%
ASOS PLC*	124,387	3,787,287
Auto Trader Group PLC	1,552,222	9,728,757
Burberry Group PLC	255,461	6,823,745
Hargreaves Lansdown PLC	618,653	15,795,397
HomeServe PLC	437,684	6,382,477
Intertek Group PLC	117,885	7,935,064
John Wood Group PLC	780,605	3,639,249
Johnson Matthey PLC	225,158	8,457,094
Jupiter Fund Management PLC	794,494	3,472,796
Rightmove PLC	1,460,786	9,883,970
Trainline PLC*	1,158,036	5,965,955
Weir Group PLC (The)	173,254	3,034,997
		84,906,788
UNITED STATES — 4.1%
Mettler-Toledo International, Inc.*	19,701	13,877,384
Spotify Technology SA*	50,366	5,741,724
		19,619,108
Total Common Stocks (cost $419,321,000)		463,099,509

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
PREFERRED STOCKS — 1.2%
GERMANY — 1.2%
Sartorius AG 0.38% (cost $4,102,100)	32,145	$5,860,385
TOTAL INVESTMENTS — 98.2% (cost $423,423,100)		$468,959,894
Other assets less liabilities — 1.8%		8,354,843
NET ASSETS — 100.0%		$477,314,737

*                 Non-income producing security.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$47,846,041	$415,253,468	$—	$463,099,509
Preferred Stocks**	—	5,860,385	—	5,860,385
Total	$47,846,041	$421,113,853	$—	$468,959,894

**          Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.